VIA EDGAR

February 13, 2026

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), this letter certifying that the form of Prospectus and Statement of Additional Information for the MIG Core ETF that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 452, which was filed electronically with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001213900-26-014438) on February 11, 2026, effective on February 11, 2026

If you have any questions, please contact me at 518-282-4558.

Sincerely,

/s/ Richard Malinowski

Richard Malinowski